CYPRESS CREEK PRIVATE STRATEGIES MASTER FUND, L.P.

(A Limited Partnership)

Schedule of Investments

June 30, 2022

(Unaudited)

	Geographic Region*	Initial Investment Date	Shares	Cost	Fair Value	% of Partners’ Capital
Private Investments Portfolio
Operating Companies
Buyout (0.27% of Partners’ Capital)
Milton ZXP LLC - Class A Units (2)(4)(6)	North America	February, 2018	6,029	602,900	602,900
Growth Equity (0.28% of Partners’ Capital)
Clovis Point II RIVS Investment, LLC (4)(6)	North America	March, 2019		650,000	618,200
Venture Capital (0.00% of Partners’ Capital)
TasteMade, Inc. (4)	North America	April, 2016	2,582	100,000	-

Total Operating Companies				1,352,900	1,221,100	0.55%

Private Investment Funds
Private Equity
Buyout (13.15% of Partners’ Capital)
Advent Latin American Private Equity Fund IV-F L.P.	Rest of the World	August, 2007		$201,046	$106,363
Advent Latin American Private Equity Fund V-F L.P.	Rest of the World	May, 2010		1,339,621	1,352,225
Darwin Private Equity I L.P.	Europe	September, 2007		1,251,657	33,349
Intervale Capital Fund, L.P.	North America	May, 2008		1,152,693	1,173,108
J.C. Flowers III L.P.	Global	October, 2009		1,169,801	254,311
KF Partner Investments Fund III LP (2)	North America	June, 2020		2,035,867	2,540,040
Mid Europa Fund III LP	Europe	November, 2007		280,414	928
Monomoy Capital Partners II, L.P. (1)	North America	May, 2011		1,079,958	1,694,086
Monomoy Capital Partners III, L.P. (1)	North America	December, 2017		2,427,564	5,041,422
Reservoir Capital Partners (Cayman), L.P.	North America	June, 2009		305,670	516,269
Sovereign Capital Limited Partnership III (1)	Europe	March, 2010		-	66,959
Sterling Capital Partners II, L.P.	North America	August, 2005		190,740	19,942
Sterling Group Partners III, L.P.	North America	April, 2010		1,086,398	11,733
Strattam Capital Investment Fund, L.P. (1)	North America	December, 2015		3,192,683	3,788,603
Strattam Capital Investment Fund II, L.P. (1)	North America	February, 2018		2,716,681	3,778,928
Strattam Capital Investment Fund III, L.P. (2)	North America	March, 2022		18,898	-
Strattam Co-Invest Fund V, L.P.	North America	December, 2018		453,214	1,369,164
Strattam Co-Invest Fund VI, L.P.	North America	December, 2018		532,232	741,402
Strattam Co-Invest Fund VII, L.P.	North America	September, 2019		413,727	694,243
Trivest Fund IV, L.P.	North America	November, 2007		12,230	7,450
Viburnum Equity 4, LP (2)	Global	January, 2022		5,575,002	5,788,839
Growth Equity (14.99% of Partners’ Capital)
Catterton Growth Partners, L.P.	North America	March, 2008		1,929,339	548,995
Chicago Pacific Founders Fund II, LP	North America	January, 2020		3,309,426	7,107,142
Clovis Point II, LP	North America	February, 2020		2,196,418	2,191,931
Crosslink Crossover Fund V, L.P.	North America	May, 2007		316,468	100,127
Crosslink Crossover Fund VI, L.P.	North America	March, 2007		-	3,376,345
CX Partners Fund Ltd. (1)	Asia	April, 2009		1,163,083	41,682
Gavea Investment Fund II A, L.P.	Rest of the World	May, 2007		-	7,415
Gavea Investment Fund III A, L.P.	Rest of the World	September, 2008		-	36,882
HealthCor Partners Fund, L.P.	North America	August, 2007		267,397	727,798
New Horizon Capital III, L.P. (1)	Asia	March, 2009		204,887	272,052
NGP Energy Technology Partners II, L.P. (1)	North America	July, 2009		744,434	376,148
Northstar Equity Partners III (1)	Asia	June, 2011		684,337	641,490
Orchid Asia IV, L.P. (1)	Asia	November, 2007		892,915	1,221,729
Pine Brook Capital Partners, L.P. (1)	North America	January, 2008		1,748,932	259,531
Pinto America Growth Fund, L.P.	North America	July, 2006		-	231,566
Private Equity Investment Fund V, L.P.	North America	April, 2009		5,677,931	3,394,185
Saints Capital VI, L.P.	North America	April, 2008		1,669,242	404,986
Trustbridge Partners II, L.P. (1)	Asia	December, 2007		1,095,709	1,344,955
Trustbridge Partners III, L.P. (1)	Asia	April, 2009		3,246,506	2,226,749
Trustbridge Partners IV, L.P. (1)	Asia	September, 2011		-	3,202,327
Trustbridge Partners V, L.P. (1)	Asia	November, 2015		4,525,899	5,313,021
Private Debt (9.86% of Partners’ Capital)
ABRY Advanced Securities Fund, L.P.	North America	August, 2008		-	18,531
Alloy Merchant Partners, L.P. (1)(2)	Rest of the World	August, 2018		861,494	553,460
Armadillo Litigation Finance II	North America	February, 2016		-	44,921
Aviator Capital Fund IV US Feeder, L.P.	Global	March, 2019		2,387,778	2,733,667
Aviator Capital Mid-Life Us Feeder Fund, LP	Global	December, 2016		2,047,096	3,070,233
BDCM Opportunity Fund II, L.P.	North America	March, 2006		513,817	138,408
Colbeck Strategic Lending Onshore Feeder, LP (1)(2)	North America	March, 2017		3,930,533	3,585,958
Crestline Opportunities Fund III, LLC (1)	Global	August, 2016		2,298,909	3,611,448
Freedom Participation Partners I, LLC	North America	July, 2016		1,247,460	35,918
Garrison Opportunity Fund II A LLC	North America	March, 2011		-	832,588

Garrison Opportunity Fund LLC	North America	February, 2010	-	14,049
ILS Property & Casualty Master Fund Ltd.	North America	November, 2014	1,523,944	12,498
India Asset Recovery Fund L.P.	Asia	October, 2006	-	358
MatlinPatterson Global Opportunities Partners III, L.P.	Global	July, 2007	865,334	5,549
Parabellum Partners I, LP	North America	August, 2017	1,231,541	2,500,401
Parabellum Partners II, LP	North America	August, 2019	2,668,534	2,918,653
Rosebrook 2018 Co-Invest I, L.P. (3)	Global	January, 2018	1,023,648	1,127,687
Strategic Value Global Opportunities Fund I-A, L.P.	Global	December, 2006	28,951	216,919
Tuckerbrook SB Global Distressed Fund I, L.P.	Global	July, 2007	102,897	297,207
Venture Capital (13.54% of Partners’ Capital)
Artis Ventures II, L.P.	North America	November, 2014	1,185,720	2,616,483
Chrysalis Ventures III, L.P.	North America	December, 2006	208,572	93,784
Dace Ventures I, LP	North America	June, 2007	361,787	165,358
Fairhaven Capital Partners, L.P.	North America	March, 2008	1,543,695	360,126
Founders Fund III, LP	North America	May, 2010	-	5,443,843
Founders Fund IV, LP	North America	January, 2012	-	7,408,411
LC Fund IV, L.P. (1)	Asia	May, 2008	1,384,002	76,499
Sanderling Venture Partners VI, L.P.	North America	June, 2005	94,987	69,727
Sanderling Venture Partners VI Co-Investment Fund, L.P.	North America	June, 2005	210,432	90,193
Tenaya Capital V, LP	North America	November, 2007	35,417	114,407
Tenaya Capital VI, LP	North America	July, 2012	828,830	1,368,543
The Column Group, LP	North America	September, 2007	966,337	1,510,586
The Column Group II, LP	North America	October, 2014	1,890,675	4,759,041
The Column Group III, LP	North America	May, 2016	3,009,644	3,913,136
Tiger Global Private Investment Partners V, L.P.	Global	January, 2008	1,219,100	1,109,867
Tiger Global Private Investment Partners VI, L.P.	Global	November, 2010	-	685,103
Voyager Capital Fund III, L.P.	North America	May, 2007	286,772	79,800

Total Private Equity (6)			89,066,925	113,589,780	51.54%

Real Assets
Infrastructure (7.62% of Partners’ Capital)
Allied Strategic Partners Fund I-A, LP (3)	North America	August, 2021	12,144,654	11,805,438
ArcLight Energy Partners Fund V, L.P. (1)	Global	December, 2011	540,793	152,586
EIV Capital Fund II, LP	North America	December, 2014	3,325,323	3,621,532
EnCap Energy Infrastructure TE Feeder, L.P.	North America	October, 2009	970,574	80,714
Haddington Energy Partners III, L.P.	North America	April, 2017	604,735	1,131,278
TPF II-A, L.P.	North America	October, 2008	1,213,282	19,244
Natural Resources (8.69% of Partners’ Capital)
EMG Iron Ore Holdco, LP	Global	April, 2019	476,106	764,143
EnCap Energy Capital Fund VII-B LP (1)	North America	October, 2007	1,450,088	11,712
Energy & Minerals Group Fund II, L.P. (1)	Global	November, 2011	2,295,341	2,492,685
Merit Energy Partners G, L.P.	North America	September, 2009	2,995,744	1,470,293
Midstream & Resources Follow-On Fund, L.P. (1)	Global	March, 2010	518,415	657,882
NGP IX Offshore Fund, L.P. (1)	North America	March, 2008	613,572	45,686
NGP Midstream & Resources, L.P.	North America	October, 2007	976,239	133,551
Quantum Parallel Partners V, LP	North America	October, 2008	3,824,632	3,782,406
Sentient Global Resources Fund III, L.P.	Global	July, 2008	2,568,145	656,033
Sentient Global Resources Fund IV, L.P. (1)	Global	June, 2011	1,833,312	615,428
Tembo Capital Mining Fund III LP	Global	October, 2021	3,589,167	3,723,270
Vortus Investments II, LP	North America	August, 2017	1,827,185	2,812,569
Vortus Investments, LP	North America	January, 2016	3,485,093	2,005,903
Real Estate (5.76% of Partners’ Capital)
Benson Elliot Real Estate Partners II, L.P.	Europe	August, 2006	349,758	5,195
Cypress Realty VI Limited Partnership	North America	June, 2007	152,140	11,298
Forum European Realty Income III, L.P.	Europe	February, 2008	820,961	66,014
GTIS Brazil Real Estate Fund (Brazilian Real) LP	Rest of the World	July, 2008	1,746,593	1,315,549
Kayne Anderson Real Estate Debt II, L.P. (1)	North America	July, 2017	667,926	629,247
Kayne Anderson Real Estate Debt, L.P. (1)	North America	June, 2016	542,917	433,406
Lone Star Real Estate Fund II (U.S.), L.P.	Global	June, 2011	58	2,598
Monsoon Infrastructure & Realty Co-Invest, L.P.	Asia	February, 2008	1,560,996	1,314,532
Northwood Real Estate Co-Investors LP (1)	North America	April, 2008	334,774	479,334
Northwood Real Estate Partners LP (1)	North America	April, 2008	1,082,072	1,387,100
ORBIS Real Estate Fund I (2)	Asia	November, 2006	1,969,703	386,786
Patron Capital, L.P. II	Europe	February, 2005	123,803	2,110
Patron Capital, L.P. III	Europe	July, 2007	604,891	38,995
Pennybacker IV, LP (1)	North America	February, 2018	1,056,481	1,091,830
Phoenix Asia Real Estate Investments II, L.P.	Asia	September, 2007	823,410	681,048
Prescott Strategies Fund I LP	North America	June, 2019	2,317,180	2,208,972
Red Dot Holdings III, LP (1)	North America	February, 2019	2,934,003	2,552,632
SBC US Fund II, LP	Rest of the World	June, 2011	789,902	67,246
Square Mile Partners III LP	North America	April, 2008	710,002	21,504

Total Real Assets (6)			63,839,970	48,677,749	22.07%

Total Private Investments Portfolio			154,259,795	163,488,629	74.16%

Cash Management Portfolio
Hedge Funds
Event Driven (0.49% of Partners’ Capital)
BDCM Partners I, L.P.	North America	January, 2011		1,364,736	975,643
Fortelus Special Situations Fund Ltd. (1)	North America	May, 2010		-	1,824
Harbinger Capital Partners Special Situations Fund, L.P.	North America	December, 2006		932,188	12,424
Harbinger Streamline Onshore Fund, L.P.	North America	September, 2021		106,659	101,461
Global Macro (2.72% of Partners’ Capital)
GAM Systematic Core Macro (Cayman) Fund LP	Global	February, 2015		3,500,000	6,008,630
Relative Value (14.21% of Partners’ Capital)
Anomaly Capital, LP	North America	July, 2021		15,003,000	16,756,117
King Street Capital, L.P. (1)	North America	November, 2009		5,365	46,699
Magnetar Capital Fund LP	North America	February, 2009		-	44,365
Middle East North Africa Opportunities Fund, L.P.	North America	July, 2008	728	728,344	10,873
Millennium USA, LP	North America	April, 2012		-	5,596,449
PIPE Equity Partners, LLC (2) (4)	North America	August, 2008		3,252,147	-
PIPE Select Fund, LLC (2) (4)	North America	September, 2008		2,866,761	-
Stark Select Asset Fund, LLC	North America	July, 2010		-	11,081
STS Partners Fund, LP	North America	November, 2016		2,108,191	5,998,451
The 1609 Fund Ltd.	Global	January, 2018	4,280	4,011,531	2,593,702
Valiant Capital Partners LP	North America	July, 2009		369,529	287,390

Total Hedge Funds (6)				34,248,451	38,445,109	17.42%

Total Private Investment Funds				123,315,376	152,034,889	91.03%

Other Securities
Securities (0.63% of Partners’ Capital)
Compass, Inc.	North America	September, 2021	2,342	31,687	8,455
ORIC Pharmaceuticals, Inc.	North America	November, 2021	20,870	356,460	93,498
Regatta XV Funding Ltd., Subordinated Note, Principal $5,000,000, 9.90%, due 10/1/2031 (1)(5)(7)	North America	October, 2018		3,118,300	1,200,000
Warby Parker Inc.	North America	November, 2021	8,269	473,138	93,109

Total Other Liquid Securities				3,979,585	1,395,062	0.63%

Total Cash Management Portfolio				38,228,036	39,840,171	18.05%

Total Investments				$192,487,831	$203,328,800	92.21%

The Master Fund’s total outstanding capital commitments to Investment Funds as of June 30, 2022 were $60,080,208. For certain Investment Funds for which the Master Fund has a capital commitment, the Master Fund may be allocated its pro-rata share of expenses prior to having to fund a capital call for such expenses.

All investments are non-income producing unless noted otherwise.

*	The “Rest of World” geographic region represents an investment strategy to make investments domiciled outside of Asia, Europe or North America. The “Global” geographic region represents an investment strategy to make investments domiciled in various locations throughout the world including Asia, Europe, North America and/or the rest of the world.
(1)	Income producing investment.
(2)	Affiliated investments for which ownership exceeds 5% of the investment's capital.
(3)	Affiliated investments for which ownership exceeds 25% of the investment's capital.
(4)	Valued in good faith pursuant to procedures approved by the Board of Directors as of June 30, 2022. The total of all such investments represents 0.55% of partners' capital.
(5)	CLO subordinated notes are considered CLO equity positions. CLO equity positions are entitled to recurring distributions which are generally equal to the remaining cash flow of payments made by underlying securities less contractual payments to debt holders and fund expenses. The effective yield for the CLO equity position will generally be updated periodically or on transactions such as an add-on purchases, refinancing or reset. The estimated yield and investment cost may ultimately not be realized.
(6)	Restricted investments as to resale.
(7)	Security exempt from registration under Rule 144A of the Securities Act of 1933. The Security may be sold in transactions exempt from registration, normally to qualified institutional buyers.